INCOME TAXES - DTA Loss Carryforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 2,405	$ 1,739
Globant S.A. the Luxembourg Company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	737	0
Dynaflows S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	80	17
Globant Brasil Consultoria Ltda.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 1,219	1,235
Amount of carryforward that can be utilized as a percent of taxable income	30.00%
We Are London Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 253	0
Sistemas UK Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	116	105
Sistemas Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	101
Globant LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	274
Software Product Creation S.L.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 0	$ 7